Consolidated Statements of Shareholders' Equity (USD $) In Millions	Common Shares [Member]	Retained Earnings [Member]	Treasury Shares [Member]	Accumulated Other Comprehensive Income/(Loss) [Member]	Total
BALANCE at Jun. 30, 2008	$ 3,001.2	$ 5,016.2	$ (480.7)	$ 210.8	$ 7,747.5
BALANCE, shares at Jun. 30, 2008	364.7		(7.6)
Comprehensive income:
Net earnings		1,151.6			1,151.6
Foreign currency translation adjustments				(122.5)	(122.5)
Unrealized gain/(loss) on derivatives, net of tax				(0.8)	(0.8)
Net change in pension liability, net of tax				(5.3)	(5.3)
Total comprehensive income					1,023.0
Employee stock plans activity, including tax impact	30.4		137.7		168.1
Employee stock plans activity, including tax impact, shares	(1.0)		3.9
Treasury shares acquired, shares					0
Dividends declared		(213.9)			(213.9)
BALANCE at Jun. 30, 2009	3,031.6	5,953.9	(343.0)	82.2	8,724.7
BALANCE, shares at Jun. 30, 2009	363.7		(3.7)
Comprehensive income:
Net earnings		642.2			642.2
Foreign currency translation adjustments				(97.2)	(97.2)
Unrealized gain/(loss) on derivatives, net of tax				23.8	23.8
Unrealized gain on investment in CareFusion, net of tax				61.2	61.2
Total comprehensive income					630.0
Employee stock plans activity, including tax impact	(141.7)		261.9		120.2
Employee stock plans activity, including tax impact, shares	(0.1)		3.9
Treasury shares acquired			(249.9)		(249.9)
Treasury shares acquired, shares			(7.4)		(7.4)
Dividends declared		(259.5)			(259.5)
Non-cash dividend issued in connection with Spin-off		(3,689.4)			(3,689.4)
BALANCE at Jun. 30, 2010	2,889.9	2,647.2	(331.0)	70.0	5,276.1
BALANCE, shares at Jun. 30, 2010	363.6		(7.2)
Comprehensive income:
Net earnings		959.0			959.0
Foreign currency translation adjustments				72.1	72.1
Unrealized gain/(loss) on derivatives, net of tax				(4.2)	(4.2)
Reclassification of unrealized gain upon realization from sale of remaining investment in CareFusion, net of tax				(61.2)	(61.2)
Total comprehensive income					965.7
Employee stock plans activity, including tax impact	8.3		123.2		131.5
Employee stock plans activity, including tax impact, shares	0		2.2
Treasury shares acquired			(249.9)		(249.9)
Treasury shares acquired, shares			(7.5)
Dividends declared		(280.8)			(280.8)
Other		6.0			6.0
BALANCE at Jun. 30, 2011	$ 2,898.2	$ 3,331.4	$ (457.7)	$ 76.7	$ 5,848.6
BALANCE, shares at Jun. 30, 2011	363.6		(12.5)